Fair Value Measurements - Assets Measured at Fair Value on Recurring Basis (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Available-for-sale securities	$ 1,616	$ 1,664
Total investment securities	1,697	1,764
Estimate of Fair Value Measurement
Assets
Cash equivalents in securities	958	553
Total investment securities	1,697	1,764
Investment securities:
Assets
Available-for-sale securities	1,578	1,629
U.S. government and government sponsored entities
Assets
Available-for-sale securities	28	31
Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	135	145
Corporate debt
Assets
Available-for-sale securities	948	1,025
RMBS
Assets
Available-for-sale securities	99	100
CMBS
Assets
Available-for-sale securities	87	108
CDO/ABS
Assets
Available-for-sale securities	96	102
Preferred stocks
Assets
Available-for-sale securities	14	16
Preferred stock	6	6
Other long-term investments
Assets
Available-for-sale securities	1	2
Common stocks
Assets
Available-for-sale securities	23	17
Common stocks | Not Carried at Fair Value
Assets
Available-for-sale securities	1	1
Level 1
Assets
Cash equivalents in securities	904	480
Total investment securities	36	31
Level 2
Assets
Cash equivalents in securities	54	73
Total investment securities	1,654	1,724
Level 3
Assets
Cash equivalents in securities	0	0
Total investment securities	7	9
Recurring basis
Assets
Other securities	80	99
Recurring basis | Estimate of Fair Value Measurement
Assets
Cash equivalents in mutual funds	688	286
Cash equivalents in securities		73
Available-for-sale securities	1,616	1,664
Other securities		93
Total investment securities	1,696	1,763
Restricted cash in mutual funds	484	553
Total	2,922	2,675
Recurring basis | Investment securities: | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	1,578	1,629
Other securities	74
Recurring basis | U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	28	31
Recurring basis | Obligations of states, municipalities, and political subdivisions | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	135	145
Recurring basis | Non-U.S. government and government sponsored entities
Assets
Other securities		1
Recurring basis | Non-U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	60	118
Other securities	1
Recurring basis | Corporate debt | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	948	1,025
Other securities	68	85
Recurring basis | RMBS
Assets
Other securities		1
Recurring basis | RMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	99	100
Other securities	1
Recurring basis | CMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	87	108
Other securities	0	1
Recurring basis | CDO/ABS
Assets
Other securities		5
Recurring basis | CDO/ABS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	96	102
Other securities	4
Recurring basis | Preferred stocks
Assets
Preferred stock	6	6
Recurring basis | Preferred stocks | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	14	16
Recurring basis | Other long-term investments | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	1	2
Recurring basis | Common stocks
Assets
Available-for-sale securities	23	17
Recurring basis | Certificates of Deposit and Commercial Paper | Estimate of Fair Value Measurement
Assets
Cash equivalents in securities	54
Recurring basis | Cash Equivalents [Member]
Assets
Available-for-sale securities	125
Recurring basis | Level 1
Assets
Other securities	6	6
Recurring basis | Level 1 | Estimate of Fair Value Measurement
Assets
Cash equivalents in mutual funds	688	286
Cash equivalents in securities		0
Available-for-sale securities	30	25
Other securities		0
Total investment securities	36	31
Restricted cash in mutual funds	484	553
Total	1,208	870
Recurring basis | Level 1 | Investment securities:
Assets
Other securities	0
Recurring basis | Level 1 | Investment securities: | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | Obligations of states, municipalities, and political subdivisions | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | Non-U.S. government and government sponsored entities
Assets
Other securities	0	0
Recurring basis | Level 1 | Non-U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | Corporate debt
Assets
Other securities	0
Recurring basis | Level 1 | Corporate debt | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Other securities		0
Recurring basis | Level 1 | RMBS
Assets
Other securities	0	0
Recurring basis | Level 1 | RMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | CMBS
Assets
Other securities	0
Recurring basis | Level 1 | CMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Other securities		0
Recurring basis | Level 1 | CDO/ABS
Assets
Other securities	0	0
Recurring basis | Level 1 | CDO/ABS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | Preferred stocks
Assets
Preferred stock	6	6
Recurring basis | Level 1 | Preferred stocks | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	7	8
Recurring basis | Level 1 | Other long-term investments | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 1 | Common stocks
Assets
Available-for-sale securities	23	17
Recurring basis | Level 1 | Certificates of Deposit and Commercial Paper
Assets
Available-for-sale securities	0
Recurring basis | Level 1 | Certificates of Deposit and Commercial Paper | Estimate of Fair Value Measurement
Assets
Cash equivalents in securities	0
Recurring basis | Level 2
Assets
Other securities	72	91
Recurring basis | Level 2 | Estimate of Fair Value Measurement
Assets
Cash equivalents in mutual funds	0	0
Cash equivalents in securities		73
Available-for-sale securities	1,582	1,633
Other securities		91
Total investment securities	1,654	1,724
Restricted cash in mutual funds	0	0
Total	1,708	1,797
Recurring basis | Level 2 | Investment securities:
Assets
Other securities	72
Recurring basis | Level 2 | Investment securities: | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	1,575	1,625
Recurring basis | Level 2 | U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	28	31
Recurring basis | Level 2 | Obligations of states, municipalities, and political subdivisions | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	135	145
Recurring basis | Level 2 | Non-U.S. government and government sponsored entities
Assets
Other securities	1	1
Recurring basis | Level 2 | Non-U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	60	118
Recurring basis | Level 2 | Corporate debt
Assets
Other securities	66
Recurring basis | Level 2 | Corporate debt | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	946	1,025
Other securities		83
Recurring basis | Level 2 | RMBS
Assets
Other securities	1	1
Recurring basis | Level 2 | RMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	99	100
Recurring basis | Level 2 | CMBS
Assets
Other securities	0
Recurring basis | Level 2 | CMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	87	108
Other securities		1
Recurring basis | Level 2 | CDO/ABS
Assets
Other securities	4	5
Recurring basis | Level 2 | CDO/ABS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	95	98
Recurring basis | Level 2 | Preferred stocks
Assets
Preferred stock	0	0
Recurring basis | Level 2 | Preferred stocks | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	7	8
Recurring basis | Level 2 | Other long-term investments | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 2 | Common stocks
Assets
Available-for-sale securities	0	0
Recurring basis | Level 2 | Certificates of Deposit and Commercial Paper
Assets
Available-for-sale securities	125
Recurring basis | Level 2 | Certificates of Deposit and Commercial Paper | Estimate of Fair Value Measurement
Assets
Cash equivalents in securities	54
Recurring basis | Level 3
Assets
Other securities	2	2
Recurring basis | Level 3 | Estimate of Fair Value Measurement
Assets
Cash equivalents in mutual funds	0	0
Cash equivalents in securities		0
Available-for-sale securities	4	6
Other securities		2
Total investment securities	6	8
Restricted cash in mutual funds	0	0
Total	6	8
Recurring basis | Level 3 | Investment securities:
Assets
Other securities	2
Recurring basis | Level 3 | Investment securities: | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	3	4
Recurring basis | Level 3 | U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3 | Obligations of states, municipalities, and political subdivisions | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3 | Non-U.S. government and government sponsored entities
Assets
Other securities	0	0
Recurring basis | Level 3 | Non-U.S. government and government sponsored entities | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3 | Corporate debt
Assets
Other securities	2
Recurring basis | Level 3 | Corporate debt | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	2	0
Other securities		2
Recurring basis | Level 3 | RMBS
Assets
Other securities	0	0
Recurring basis | Level 3 | RMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3 | CMBS
Assets
Other securities	0
Recurring basis | Level 3 | CMBS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Other securities		0
Recurring basis | Level 3 | CDO/ABS
Assets
Other securities	0	0
Recurring basis | Level 3 | CDO/ABS | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	1	4
Recurring basis | Level 3 | Preferred stocks
Assets
Preferred stock	0	0
Recurring basis | Level 3 | Preferred stocks | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	0	0
Recurring basis | Level 3 | Other long-term investments | Estimate of Fair Value Measurement
Assets
Available-for-sale securities	1	2
Recurring basis | Level 3 | Common stocks
Assets
Available-for-sale securities	0	$ 0
Recurring basis | Level 3 | Certificates of Deposit and Commercial Paper
Assets
Available-for-sale securities	0
Recurring basis | Level 3 | Certificates of Deposit and Commercial Paper | Estimate of Fair Value Measurement
Assets
Cash equivalents in securities	$ 0